Supplemental Oil and gas Reserve Information (Unaudited) - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013 bbl	Dec. 31, 2012 bbl
Reserve Quantities [Line Items]
Proved undeveloped reserves	1,979.9	1,380.8
Proved Developed Reserves	3,824.9	1,546.3
Percentage of oil for proved developed reserves	83.00%	100.00%
Percentage Of Natural Gas For Proved Developed Reserves	17.00%